Consolidated Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 24.9%
Communication Services 1.0%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,970,062
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,920,628
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,667	658,430
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	200,983
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	658,487
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	974,160
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,765,992
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	912,632
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,861,100
		14,922,474
Consumer Discretionary 2.0%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,851,845
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,648,102
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,587,205
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,606,492
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,561,081
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,274,714
General Motors Financial Co., Inc., 1.7%, 8/18/2023	1,000,000	984,591
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,686,553
144A, 1.25%, 9/18/2023	4,685,000	4,587,792
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	524,475
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,082,286
144A, 3.0%, 4/25/2023	4,000,000	3,995,480
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,292,097
144A, 11.5%, 6/1/2025	515,000	549,132
Warnermedia Holdings, Inc., 144A, 3.428%, 3/15/2024	1,730,000	1,690,155
		31,922,000
Consumer Staples 0.7%
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,600,307
Coty, Inc., 144A, 5.0%, 4/15/2026	2,390,000	2,305,975
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	4,000,000	3,866,084
JBS U.S.A. Lux SA, 144A, 2.5%, 1/15/2027	960,000	852,480
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,621,353
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,321,809
		11,568,008
Energy 2.0%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,036,482
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	737,351
3.9%, 2/1/2025	2,150,000	2,105,427

DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,427,999
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,252,975
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,442,917
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,987,669
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	1,997,277
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	1,990,000
Petroleos Mexicanos:
4.625%, 9/21/2023	1,000,000	991,860
4.875%, 1/18/2024	1,000,000	986,230
Phillips 66, 0.9%, 2/15/2024	2,020,000	1,953,229
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	3,963,549
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,162,423
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	864,325
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,183,955
		31,083,668
Financials 10.6%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,894,174
4.875%, 1/16/2024	2,350,000	2,323,298
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,267,266
144A, 5.25%, 8/11/2025	2,000,000	1,954,724
Ally Financial, Inc., 1.45%, 10/2/2023	2,500,000	2,416,017
American Express Co., 3.375%, 5/3/2024	2,740,000	2,685,872
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,146,234
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,659,699
Banco de Credito del Peru S.A., 144A, 4.25%, 4/1/2023	1,000,000	1,000,000
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	954,375
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,920,034
Barclays PLC, 1.007%, 12/10/2024	5,000,000	4,818,034
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,951,837
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	281,748
144A, 5.7%, 10/22/2023	1,645,000	1,632,284
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	4,800,000	4,751,520
SOFR + 0.34%, 5.18% (b), 6/22/2023	3,900,000	3,898,255
Capital One Financial Corp., 4.985%, 7/24/2026	3,230,000	3,113,452
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	2,994,222
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,888,104
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,050,000	1,969,203
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	932,986
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	4,993,956
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	3,960,000
Credit Suisse Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,237,382
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	5,004,625
Equitable Financial Life Global Funding, 144A, 0.5%, 11/17/2023	1,000,000	968,966
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,033,715
HSBC Holdings PLC:
4.25%, 3/14/2024	5,600,000	5,453,919
7.336%, 11/3/2026	3,000,000	3,112,687
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,865,865
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	905,242
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,590,378
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,747,148
Lloyds Banking Group PLC, 4.716%, 8/11/2026	1,440,000	1,401,787
Macquarie Group Ltd., 144A, SOFR + 0.92%, 5.772% (b), 9/23/2027	6,000,000	5,806,392

Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	2,980,274
5.719%, 2/20/2026	7,000,000	7,017,998
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,297,172
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,998,551
0.791%, 1/22/2025	6,000,000	5,771,700
3.62%, 4/17/2025	6,000,000	5,890,062
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	935,683
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,363,597
5.099%, 7/3/2025	3,000,000	2,951,640
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,421,548
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	961,180
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,471,848
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	939,654
144A, 6.17%, 1/9/2027	2,120,000	2,127,740
144A, 7.776%, 11/16/2025	1,560,000	1,595,066
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 5.26% (b), 9/16/2024	2,240,000	2,223,216
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	937,631
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,628,460
UBS AG:
144A, 0.375%, 6/1/2023	3,000,000	2,976,550
144A, SOFR + 0.32%, 5.098% (b), 6/1/2023	7,000,000	6,992,638
		167,017,608
Health Care 1.1%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	988,786
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,806,756
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,023,039
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	327,368
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,124,780
6.0%, 4/15/2024	1,525,000	1,525,000
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,461,031
		17,256,760
Industrials 1.3%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,183,384
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,941,537
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,162,232
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	476,667	468,655
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,041,242
4.95%, 8/15/2027	920,000	908,846
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,117,200
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,204,202
Penske Truck Leasing Co., 144A, 4.4%, 7/1/2027	1,960,000	1,880,280
Penske Truck Leasing Co., LP, 144A, 1.2%, 11/15/2025	3,155,000	2,835,100
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,041,769
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	134,975
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	381,169
		20,300,591
Information Technology 1.6%
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,080,018

DXC Technology Co., 1.8%, 9/15/2026	4,520,000	3,964,635
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,949,211
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,839,990
0.983%, 9/1/2024	1,570,000	1,482,004
2.67%, 9/1/2023	1,250,000	1,232,465
4.25%, 9/1/2025	170,000	167,376
NXP BV, 4.4%, 6/1/2027	1,370,000	1,353,442
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,320,800
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	1,915,750
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	1,810,000	1,770,337
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,368,176
		25,444,204
Materials 1.6%
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	1,010,000	986,470
5.9%, 7/5/2024	3,410,000	3,411,287
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,157,813
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	3,545,000	3,438,674
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,279,286
144A, 4.125%, 3/12/2024	4,640,000	4,589,727
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,477,438
REG S, 4.75%, 5/15/2025	500,000	492,479
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,776,715
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,393,020
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,489,721
Nucor Corp., 2.0%, 6/1/2025	635,000	597,073
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	1,994,676
		25,084,379
Real Estate 1.3%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,631,182
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,260,354
(REIT), 1.25%, 7/15/2025	690,000	632,385
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	452,249
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	904,748
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,570,281
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	219,697
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	830,980
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	977,598
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	977,598
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,737,928
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	132,680
144A, (REIT), 4.625%, 6/15/2025	330,000	319,049
Welltower OP LLC, (REIT), 3.625%, 3/15/2024	4,500,000	4,403,766
		21,050,495
Utilities 1.7%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,133,960
American Electric Power Co., Inc., Series M, 0.75%, 11/1/2023	2,255,000	2,201,510
CenterPoint Energy, Inc., SOFR + 0.65%, 5.373% (b), 5/13/2024	3,270,000	3,240,043

Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,063,675
Duke Energy Corp., SOFR + 0.25%, 5.055% (b), 6/10/2023	4,720,000	4,715,052
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	881,807
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	824,015
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,313,069
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,620,000	1,580,249
Southern California Edison Co., Series J, 0.7%, 8/1/2023	3,850,000	3,791,663
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,896,715
		26,641,758
Total Corporate Bonds (Cost $404,254,757)		392,291,945

Asset-Backed 7.6%
Automobile Receivables 3.5%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,055,175
“C”, Series 2019-2, 2.74%, 4/18/2025	1,635,287	1,620,901
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	714,383
Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,467,349
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,311,915
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,027,001
CPS Auto Receivables Trust:
“C”, Series 2020-C, 144A, 1.71%, 8/17/2026	63,975	63,818
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,573,040
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,918,033
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	415,415
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,503,527	1,491,712
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	2,705,000	2,700,335
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	1,968,228	1,966,604
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,508,219
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	2,215,000	2,197,226
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	660,446
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	731,027
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,067,091
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	1,127,207	1,120,744
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	105,852	104,859
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	263,910	262,559
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,318,246
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	679,456
Hertz Vehicle Financing III LLC:
“C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	501,618
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	485,681
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,864,321
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,176,450
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	323,287	306,712
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,454,790	1,377,518
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	258,629	243,753
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	470,871	455,844
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	264,589	254,900
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	772,522	747,415
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	202,319	198,382
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	308,688	296,903
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	194,823	188,372
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	337,312	332,325

“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	105,268	104,594
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,526,052
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,338,180
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,290,718
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	1,522,976	1,490,409
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	442,644	424,933
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	298,785	287,077
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	116,115	114,042
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,151	1,149
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	448,592	444,969
“C”, Series 2020-2, 1.46%, 9/15/2025	13,679	13,653
“C”, Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,151,355
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	857,705
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	294,155	293,510
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,533,839
		54,277,933
Credit Card Receivables 0.7%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,952,158
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,762,976
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,945,541
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,654,871
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	816,810
Mercury Financial Credit Card Master Trust, “A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,346,053
		11,478,409
Miscellaneous 3.4%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	392,510
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,327,438
Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 6.208% (b), 1/20/2031	2,000,000	1,941,280
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD- LIBOR + 1.35%, 6.158% (b), 10/20/2030	4,000,000	3,839,608
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,761,292	2,404,572
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,760,444	3,395,360
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,412,500	2,291,530
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,830,000	3,671,373
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	292,786	275,696
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 3-month USD- LIBOR + 1.45%, 6.245% (b), 10/18/2030	2,500,000	2,458,058
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 6.002% (b), 7/29/2030	3,631,741	3,602,963
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	253,058	230,944
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	176,386	161,775
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	490,752	456,637
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	176,386	163,311
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	618,993	586,258

Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 6.192% (b), 1/15/2030	5,250,000	5,059,099
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 6.198% (b), 10/19/2031	3,000,000	2,919,600
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	958,473
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	2,416,588	2,204,529
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	466,967	435,867
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	472,937
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	344,997	322,887
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,241,625
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 6.142% (b), 1/15/2031	10,000,000	9,664,820
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 5.812% (b), 4/17/2030	2,619,655	2,591,735
		53,070,885
Total Asset-Backed (Cost $123,403,399)		118,827,227

Commercial Mortgage-Backed Securities 4.4%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 6.114% (b), 6/15/2035	6,000,000	5,622,833
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 5.535% (b), 9/15/2034	950,000	928,415
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 5.835% (b), 9/15/2034	9,200,000	8,874,992
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 6.035% (b), 9/15/2034	130,000	124,752
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.281% (b), 10/15/2034	1,500,000	1,471,637
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 5.834% (b), 9/15/2038	506,000	474,050
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 6.384% (b), 9/15/2038	340,000	318,704
“C”, Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 7.491% (b), 2/15/2029	1,431,100	1,394,256
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 5.984% (b), 4/15/2034	6,500,000	6,225,897
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 6.642% (b), 10/15/2037	1,344,000	1,280,128
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 6.579% (b), 10/15/2036	1,725,000	1,599,573
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 5.534% (b), 11/15/2034	730,000	703,301
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 5.784% (b), 11/15/2034	6,210,000	5,838,806
Citigroup Commercial Mortgage Trust:
“B”, Series 2013-GC11, 3.732%, 4/10/2046	346,917	346,174
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,581,812
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,987,057	1,818,112
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	907,752
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 6.684% (b), 10/15/2037	2,756,000	2,648,660
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.5%, 8.184% (b), 12/15/2035	1,500,000	1,484,670
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	922,548

FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 0.914% (b), 8/25/2026	22,468,195	572,382
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 1.02%, 5.704% (b), 12/15/2034	3,500,000	3,425,078
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 6.034% (b), 11/15/2036	4,417,400	4,272,731
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	905,996
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 5.894% (b), 6/15/2035	4,380,267	4,019,264
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 30-day average SOFR + 1.664%, 6.492% (b), 12/15/2037	468,750	435,792
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 5.884% (b), 7/15/2035	2,353,200	2,301,384
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,790,329
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 5.934% (b), 1/15/2036	2,378,000	2,233,120
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 6.685% (b), 7/15/2038	2,363,000	2,168,678
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 6.34% (b), 11/15/2036	500,000	470,773
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.525% (b), 6/15/2050	28,119,666	1,350,537
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,325	97,076
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	110,916	107,634
Total Commercial Mortgage-Backed Securities (Cost $71,080,682)		68,717,846

Collateralized Mortgage Obligations 1.4%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,354,801	1,167,172
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	299,248	254,994
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	235,762	200,653
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	631,112	510,172
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,005,293	1,570,207
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,382,870	1,099,713
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.21% (b), 12/25/2041	500,000	473,142
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 7.66% (b), 3/25/2042	250,000	247,629
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,519,802	1,957,469
Federal National Mortgage Association, “FB”, Series 1996-44, 1-month USD-LIBOR + 0.8%, 5.417% (b), 9/25/2023	1	1
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,900,677
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 6.36% (b), 11/25/2041	1,200,000	1,140,086
FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	644,193	588,143
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	756,664	616,592
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	119,940	109,328
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,356,109	1,135,330
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,483,956	1,185,172
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 7.095% (b), 10/25/2057	1,499,592	1,457,423
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,012,776	939,075

MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	270,634	238,937
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	574,352	468,076
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	465,331	377,166
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	445,001	394,884
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,220,250
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	417,008	370,799
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	840,724	776,305
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	81,405	79,291
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	46,515	44,679
Total Collateralized Mortgage Obligations (Cost $24,784,018)		21,523,365

Government & Agency Obligations 37.8%
Other Government Related (c) 0.4%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,519,832
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,986,957
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	487,900
Vnesheconombank, 144A, 6.025%, 7/5/2022*	1,500,000	92,580
		7,087,269
Sovereign Bonds 0.1%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,827,538
U.S. Treasury Obligations 37.3%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 4.768% (b), 7/31/2024 (d)	65,000,000	64,942,214
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 4.871% (b), 10/31/2024 (d)	75,000,000	74,989,526
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 4.931% (b), 1/31/2025 (d)	78,000,000	78,046,134
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2023	19,278,300	19,334,779
U.S. Treasury Notes:
0.25%, 4/15/2023	50,000,000	49,927,872
0.375%, 4/15/2024	25,000,000	23,928,711
0.375%, 7/15/2024	50,000,000	47,492,188
0.375%, 9/15/2024	50,000,000	47,240,235
0.5%, 3/31/2025	25,000,000	23,317,383
1.625%, 4/30/2023	30,000,000	29,930,444
2.125%, 3/31/2024	50,000,000	48,796,875
2.5%, 5/31/2024	50,000,000	48,878,906
2.75%, 5/31/2023	30,000,000	29,903,719
		586,728,986
Total Government & Agency Obligations (Cost $603,740,634)		595,643,793

Short-Term U.S. Treasury Obligations 2.9%
U.S. Treasury Bills:
1.9% (e), 4/20/2023	650,000	648,573
1.958% (e), 4/20/2023	350,000	349,232
4.579% (e), 6/29/2023 (f)	10,000,000	9,888,108
4.855% (e), 8/17/2023	15,000,000	14,734,092
4.908% (e), 8/17/2023	20,000,000	19,645,456
Total Short-Term U.S. Treasury Obligations (Cost $45,230,408)		45,265,461

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (g) (h) (Cost $670,032)	670,032	670,032

Cash Equivalents 10.7%
DWS Central Cash Management Government Fund, 4.78% (g)	110,532,049	110,532,049
DWS ESG Liquidity Fund "Capital Shares", 4.98% (g)	58,637,586	58,614,131
Total Cash Equivalents (Cost $169,164,060)		169,146,180

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,442,327,990)	89.7	1,412,085,849
Other Assets and Liabilities, Net	10.3	162,432,981
Net Assets	100.0	1,574,518,830
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 6/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (g) (h)
1,012,000	—	341,968 (i)	—	—	10,743	—	670,032	670,032
Cash Equivalents 10.7%
DWS Central Cash Management Government Fund, 4.78% (g)
223,478,153	3,057,269,015	3,170,215,119	—	—	3,382,966	—	110,532,049	110,532,049
DWS ESG Liquidity Fund "Capital Shares", 4.98% (g)
57,050,428	1,546,757	—	—	16,946	1,523,695	—	58,637,586	58,614,131
281,540,581	3,058,815,772	3,170,557,087	—	16,946	4,917,404	—	169,839,667	169,816,212

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $651,927, which is 0.0% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At March 31, 2023, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	10/31/2023	24	1,777,743	1,869,840	92,097
LME Nickel Futures	USD	12/18/2023	440	74,990,298	64,204,800	(10,785,498)
LME Primary Aluminium Futures	USD	12/18/2023	300	20,095,995	18,671,250	(1,424,745)
Total net unrealized depreciation						(12,118,146)
At March 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Nickel Futures	USD	12/16/2024	440	77,261,262	66,884,400	10,376,862
LME Primary Aluminium Futures	USD	12/18/2023	300	18,753,750	18,671,250	82,500
Total unrealized appreciation						10,459,362

At March 31, 2023, open futures options contracts purchased were as follows:
Call Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures, Expiration Date 12/31/2023	1,600	10/26/2023	90.0	5,482,192	6,976,000	1,493,808
At March 31, 2023, open futures options contracts sold were as follows:
Call Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Brent Crude Oil Futures, Expiration Date 12/31/2023	1,600	10/26/2023	110.0	1,669,808	1,984,000	(314,192)

Put Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures, Expiration Date 12/31/2023	1,600	10/26/2023	57.0	4,917,808	3,360,000	1,557,808
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2023, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	4/18/2023	Barclays Bank PLC	21,330,000	(0.28%)	At Expiration	268,084
Barclays Commodity Strategy 1721/BXCS1721	4/18/2023	Barclays Bank PLC	111,080,000	(0.40%)	At Expiration	102,970
Barclays Commodity Strategy 1750/BXCS1750	4/18/2023	Barclays Bank PLC	45,070,000	—	At Expiration	240,892
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/18/2023	Barclays Bank PLC	33,175,000	—	At Expiration	(532,465)
Bloomberg Wheat Subindex/BCOMWH	4/18/2023	Credit Suisse	18,000,000	(0.11%)	At Expiration	(104,452)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/18/2023	JPMorgan Chase Securities, Inc.	34,499,000	(0.11%)	At Expiration	373,537
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/18/2023	JPMorgan Chase Securities, Inc.	34,499,000	(0.13%)	At Expiration	424,627
Bloomberg Commodity Index/BCOM	4/18/2023	Macquarie Bank Ltd.	38,332,000	(0.12%)	At Expiration	475,598
Bloomberg Commodity Index/BCOM	4/18/2023	BNP Paribas	38,332,000	(0.12%)	At Expiration	475,598
Bloomberg Commodity Index/BCOM	4/18/2023	Societe Generale	65,403,000	(0.09%)	At Expiration	812,442
Bloomberg Commodity Index/BCOM	4/18/2023	Barclays Bank PLC	38,332,000	(0.11%)	At Expiration	475,786
Bloomberg Commodity Index/BCOM	4/18/2023	Goldman Sachs & Co.	86,246,000	(0.09%)	At Expiration	1,071,356
Bloomberg Commodity Index/BCOM	4/18/2023	Morgan Stanley	38,332,000	(0.12%)	At Expiration	475,598

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	4/18/2023	JPMorgan Chase Securities, Inc.	103,496,000	(0.09%)	At Expiration	1,285,636
Bloomberg Commodity Index/BCOM	4/18/2023	Canadian Imperial Bank of Commerce	38,332,000	(0.13%)	At Expiration	475,409
Bloomberg Commodity Kansas Wheat Index/BCOMKW	4/18/2023	Credit Suisse	18,000,000	(0.11%)	At Expiration	1,319,683
Bloomberg Copper Subindex/BCOMHG	4/18/2023	UBS AG	20,000,000	(0.12%)	At Expiration	502,533
BNP Paribas Commodity Index /BNPXFMP3	4/18/2023	BNP Paribas	90,090,000	(0.15%)	At Expiration	(160,346)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	4/18/2023	Merrill Lynch International Ltd.	100,740,000	—	At Expiration	128,348
Citi Commodities Gold Call Ratio Index/CICXGCCR	4/18/2023	Citigroup, Inc.	49,690,000	—	At Expiration	(913,835)
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/18/2023	Citigroup, Inc.	399,789,000	(0.18%)	At Expiration	6,474,953
Goldman Sachs Brent Vol Carry 05/GSVLBR05	4/18/2023	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	203,595
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/18/2023	Goldman Sachs & Co.	24,190,000	(0.35%)	At Expiration	(257,462)
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/18/2023	Goldman Sachs & Co.	24,190,000	(0.35%)	At Expiration	4,164
Goldman Sachs Commodity Strategy 1193/ABGS1193	4/18/2023	Goldman Sachs & Co.	28,749,000	(0.085)	At Expiration	43,282
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	4/18/2023	Goldman Sachs & Co.	12,000,000	(0.35%)	At Expiration	(174,701)
JPMorgan JPDRXBA1 Index/JPDRXBA1	4/18/2023	JPMorgan Chase Securities, Inc.	50,000,000	(0.10%)	At Expiration	7,805
JPMorgan JPDRXDA1 Index/JPDRXDA1	4/18/2023	JPMorgan Chase Securities, Inc.	50,000,000	(0.10%)	At Expiration	14,843
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	4/18/2023	JPMorgan Chase Securities, Inc.	57,200,000	(0.35%)	At Expiration	(24,206)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	4/18/2023	JPMorgan Chase Securities, Inc.	53,820,000	(0.35%)	At Expiration	77,999
Macquarie Commodity Product 708E/MQCP708E	4/18/2023	Macquarie Bank Ltd.	32,500,000	(1.00%)	At Expiration	149,285
Macquarie Vol Product 2CL2/VMAC2CL2	4/18/2023	Macquarie Bank Ltd.	12,000,000	(0.10%)	At Expiration	(64,370)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	4/18/2023	Merrill Lynch International Ltd.	4,820,000	(0.35%)	At Expiration	105,706
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	4/18/2023	Merrill Lynch International Ltd.	47,915,000	(0.14%)	At Expiration	594,014

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/18/2023	Goldman Sachs & Co.	28,749,000	(0.35%)	At Expiration	420,511
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/18/2023	Morgan Stanley	5,000,000	(0.268%)	At Expiration	0
Morgan Stanley MSCBVB20 Index/MSCBVB20	4/18/2023	Morgan Stanley	31,736,000	(0.45%)	At Expiration	146,574
RBC Enhanced Commodity 21VW/RBCE21VW	4/18/2023	Royal Bank of Canada	42,640,000	(0.20%)	At Expiration	527,823
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/18/2023	Royal Bank of Canada	767,000	(0.11%)	At Expiration	7,448
RBC Enhanced Commodity CC3V Index/RBCSCC3V	4/18/2023	Royal Bank of Canada	59,782,500	(0.15%)	At Expiration	801,845
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/18/2023	Royal Bank of Canada	767,000	(0.20%)	At Expiration	10,834
RBC Enhanced Commodity D03 Index/RBCADC03	4/18/2023	Royal Bank of Canada	767,000	(0.15%)	At Expiration	7,546
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/18/2023	Royal Bank of Canada	12,596,000	(0.35%)	At Expiration	66,712
SG RBD Index/SGCORBD	4/18/2023	Societe Generale	157,100,000	(0.35%)	At Expiration	830,873
SGI Commodity Dynamic Alpha Index/SGICCODA	4/18/2023	Societe Generale	140,725,000	(0.25%)	At Expiration	(145,331)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/18/2023	Societe Generale	24,525,000	(0.17%)	At Expiration	(9,449)
Societe Generale Commodity Index/SGCOM11S	4/18/2023	Societe Generale	25,155,000	(0.13%)	At Expiration	344,452
Societe Generale M Po 3 U Index/SGCOL45E	4/18/2023	Societe Generale	10,062,000	(0.16%)	At Expiration	119,098
UBS Custom Commodity Index/UBSIB163	4/18/2023	UBS AG	123,097,000	(0.21%)	At Expiration	1,006,061

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	57,498,000	23.5	714,112
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	38,332,000	15.6	462,199
Bloomberg Corn Subindex	BCOMCN	(7,318,000)	3.0	(468,680)
Bloomberg Gold Subindex	BCOMGC	42,831,000	17.3	1,304,260
Bloomberg Coffee Subindex	BCOMKC	(4,791,000)	1.9	135,050
Bloomberg Copper Index	BCOMHG	32,351,000	13.1	737,667
Bloomberg ULS Diesel Subindex	BCOMHO	(30,238,000)	12.3	42,354
Bloomberg WTI Crude Oil Subindex	BCOMCL	(32,835,000)	13.3	(1,920,901)
UBS Custom Commodity Index				1,006,061

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	4/18/2023	UBS AG	15,000,000	(0.174%)	At Expiration	0
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	4/18/2023	UBS AG	8,428,000	(0.10%)	At Expiration	(137,085)
Short Positions
Bloomberg Gold Subindex/BCOMGC	4/18/2023	UBS AG	20,000,000	(0.12%)	At Expiration	(284,216)
Total net unrealized appreciation						18,065,602

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2023, the Fund held $356,582,159 in the Subsidiary, representing 22.0% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$392,291,945	$—	$392,291,945
Asset-Backed (a)	—	118,827,227	—	118,827,227
Commercial Mortgage-Backed Securities	—	68,717,846	—	68,717,846
Collateralized Mortgage Obligations	—	21,523,365	—	21,523,365
Government & Agency Obligations (a)	—	595,643,793	—	595,643,793
Short-Term U.S. Treasury Obligations	—	45,265,461	—	45,265,461
Short-Term Investments (a)	169,816,212	—	—	169,816,212
Derivatives (b)
Futures and Futures Options Contracts	13,603,075	—	—	13,603,075
Commodity-Linked Swap Contracts	—	20,873,520	—	20,873,520
Total	$183,419,287	$1,263,143,157	$—	$1,446,562,444

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures and Futures Options Contracts	$(12,524,435)	$—	$—	$(12,524,435)
Commodity-Linked Swap Contracts	—	(2,807,918)	—	(2,807,918)
Total	$(12,524,435)	$(2,807,918)	$—	$(15,332,353)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures and Futures Options Contracts
Commodity Contracts	$18,065,602	$1,078,640
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH3
R-080548-2 (1/25)